WRITE-DOWNS	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
WRITE-DOWNS
NOTE 6	WRITE-DOWNS

	Years Ended December 31,
	2013	2012	2011
Property, plant and mine development
Carlin	$—	$—	$2
Other North America	2,082	25	—
Yanacocha	8	—	1
Other South America	—	17	—
Boddington	2,107	—	—
Tanami	67	—	—
Kalgoorlie	—	5	—
Batu Hijau	1	5	1
Corporate and Other	—	—	2,080

	4,265	52	2,084

Other long-term assets
Boddington	31	—	—
Tanami	56	—	—

	87	—	—

	$4,352	$52	$2,084

Write-downs totaled $4,352, $52 and $2,084 in 2013, 2012 and 2011, respectively. The 2013 write-down at Boddington in Australia was primarily due to a decrease in the Company’s long-term gold and copper price assumptions combined with rising operating costs. The 2013 write-down at Other North America’s Long Canyon project was primarily due to a decrease in the Company’s long-term gold price assumption and improved understanding of the ore body. These factors represented significant changes in the business, requiring the Company to evaluate long-lived assets for impairment. For purposes of this evaluation, estimates of future cash flows of the individual reporting units were used to determine fair value. The estimated cash flows were derived from life-of-mine plans, developed using long-term pricing reflective of the current price environment and management’s projections for operating costs. Refer to Note 17 for additional information related to long-term gold and copper price assumptions and to the fair value determination of the impairment.

Due to the above conditions, Goodwill was included in the Company’s impairment analysis. After-tax discounted future cash flows of reporting units with Goodwill were analyzed. Goodwill at Jundee, Kalgoorlie, Tanami and Waihi had a carrying value of $188 at December 31, 2012. As a result of this evaluation, the Company recorded an impairment of $56, resulting in a carrying value of $132 at December 31, 2013 related to Kalgoorlie, Jundee and Waihi.

The 2012 write-down was primarily due to an impairment of the FALC JV diamond project as well as write-downs of non-essential surface equipment at Conga.

The 2011 write-down was primarily due to an impairment related to the Hope Bay project after evaluating existing development options and economic feasibility for the project compared with other projects and development opportunities within the Company’s wider project pipeline. The amount of the Hope Bay write-down was recorded at fair value based on the estimated recoverable value, net of transportation and selling costs utilizing the liquidation model.